Document and Entity Information	Apr. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	ASSOCIATED CAPITAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37387
Entity Tax Identification Number	47-3965991
Entity Address, Address Line One	191 Mason Street
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	629-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001642122
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AC
Security Exchange Name	NYSE